Investment Strategy - BlackRock Event Driven Equity Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and related derivative instruments with similar economic characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund seeks to achieve its investment objective by employing an event driven strategy, primarily investing in companies that have announced a material change or in companies that BlackRock expects to undergo a material change. A material change that could impact the price of securities for purposes of the Fund’s investment strategies is referred to herein as a “catalyst.” The Fund focuses on identifying investments that have a sufficiently defined catalyst. These catalysts span a broad spectrum and include, for example, announced mergers and acquisitions, spinoffs and split-offs, financial or strategic restructurings, management changes, synergistic acquisitions, as well as other transformative events. The intended goal of the Fund is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the extraordinary event. This can be done by taking a long position in a security or other financial instrument that is believed to be underpriced or a short position in a security or other financial instrument that is believed to be overpriced. The Fund generally maintains long positions through direct positions in equity securities, but may also take long positions through the use of swap agreements and other derivative instruments. The Fund generally maintains short positions through the use of swap agreements and other derivative instruments, but may also take short positions directly. At times, the Fund may have significant short positions in equity securities and equity-related instruments.
The Fund normally invests in both U.S. and non-U.S. securities. Non-U.S. securities may be denominated in either U.S. dollars or foreign currencies. The Fund may invest in securities of issuers of any market capitalization.
The Fund’s investment in equity securities may include common stock, preferred stock, non-convertible preferred stock and depositary receipts. The Fund may gain exposure to equity securities through derivatives. The Fund may also purchase securities convertible into common stock.
The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities and related derivative instruments with similar economic characteristics. The Fund’s investment in fixed-income securities may include fixed and floating rate corporate bonds and municipal securities. The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include high yield securities (commonly called “junk bonds”).
The Fund may invest in derivatives, including but not limited to, total return swaps (some of which may be referred to as contracts for difference), credit default swaps, futures, options and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments. There is no limit to the Fund’s ability to invest in derivatives, except as may be limited by requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”) and related rules and regulations adopted thereunder, and at times the Fund may utilize derivatives to a significant extent.
The Fund may also invest in indexed and inverse securities.
When consistent with the Fund’s investment objective, the Fund’s investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by BlackRock), commercial paper, certificates of deposit and other bank deposits and bankers’ acceptances.
The Fund may invest in securities of companies without an identified catalyst to hedge unwanted exposures to an industry or the market as a whole.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities and related derivative instruments with similar economic characteristics. The Fund’s investment in fixed-income securities may include fixed and floating rate corporate bonds and municipal securities. The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include high yield securities (commonly called “junk bonds”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and related derivative instruments with similar economic characteristics.